Note 8 - Long-term Incentive Plan	12 Months Ended
Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
Note 8.  Long-term Incentive Plan

On August 12, 2009, the Board of Directors of Avalon approved the renewal of the expired 1998 Long-term Incentive Plan which provides for the granting of options which are intended to be non-qualified stock options (“NQSO’s”) for federal income tax purposes except for those options designated as incentive stock options (“ISO’s”) which qualify under Section 422 of the Internal Revenue Code. The name of the plan was changed to the 2009 Long-term Incentive Plan (“the Option Plan”) to reflect the year of approval. On October 6, 2009, at a Special Meeting of Shareholders, the shareholders approved the Option Plan. Avalon has reserved 1,300,000 shares of Class A Common Stock for issuance to employees and non-employee directors. NQSO’s may be granted with an exercise price which is not less than 100% of the fair market value of the Class A Common Stock on the date of grant.  Options designated as ISO’s shall not be less than 110% of fair market value for employees who are ten percent shareholders and not less than 100% of fair market value for other employees.  The Board of Directors may, from time to time in its discretion, grant options to one or more outside directors, subject to such terms and conditions as the Board of Directors may determine, provided that such terms and conditions are not inconsistent with other applicable provisions of the Option Plan.  Options shall have a term of no longer than ten years from the date of grant; except that for an option designated as an ISO which is granted to a ten percent shareholder, the option shall have a term no longer than five years.

No option shall be exercisable prior to one year after its grant, unless otherwise provided by the Option Committee of the Board of Directors (but in no event before 6 months after its grant), and thereafter options shall become exercisable in installments, if any, as provided by the Option Committee.  Options must be exercised for full shares of common stock.  To the extent that options are not exercised when they become initially exercisable, they shall be carried forward and be exercisable until the expiration of the term of such options. No option may be exercised by an optionee after his or her termination of employment for any reason with Avalon or an affiliate, except in certain situations provided by the Option Plan.

The purpose of the Avalon Holdings Corporation 2009 Long-term Incentive Plan (the “Plan”) is (a) to improve individual employee performance by providing long-term incentives and rewards to employees of Avalon, (b) to assist Avalon in attracting, retaining and motivating employees and non-employee directors with experience and ability, and (c) to associate the interests of such employees and directors with those of the Avalon shareholders. Under the Plan, 1,300,000 shares have been reserved for the issuance of stock options. During the first quarter of 2010, 980,000 stock options were granted under the Plan. Of these options granted, 450,000 were forfeited in February 2011 and 50,000 cancelled in March 2011. In March 2011, 280,000 stock options were granted under the Plan. The stock options vest ratably over a five year period and have a contractual term of ten years from the date of grant. At the end of each contractual vesting period, the share price of the Avalon common stock, traded on a public stock exchange (NYSE Amex), must reach a predetermined price within three years following such contractual vesting period before the stock options are exercisable (See table below). If the Avalon common stock price does not reach the predetermined price, the stock options will either be cancelled or the period will be extended at the discretion of the Board of Directors.

Compensation costs were approximately $233,000 and $197,000 for the years ended December 31, 2012 and December 31, 2011, respectively, based upon the estimated fair value calculation. The deferred tax benefit recorded was offset by an increase to the valuation allowance. As of December 31, 2012, there was approximately $.3 million of total unrecognized compensation costs related to non-vested share-based compensation arrangements granted under the Plan. That cost is expected to be recognized over a weighted-average period of 3.0 years.

The Monte Carlo Simulation was selected to determine the fair value because it incorporates six minimum considerations;  1) the exercise price of the option, 2) the expected term of the option, taking into account both the contractual term of the option, the effects of employees’ expected exercise and post-vesting employment termination behavior, as well as the possibility of change in control events during the contractual term of the option agreements, 3) the current fair value of the underlying equity, 4) the expected volatility of the value of the underlying share for the expected term of the option, 5) the expected dividends on the underlying share for the expected term of the option and 6) the risk-free interest rate(s) for the expected term of the option.

The expected term, or time until the option is exercised, is typically based on historical exercising behavior of previous option holders of a company’s stock. Due to the fact that the first options granted were in 2010 and 2011 and as such, no historical exercising behavior available, we estimated the expected term of each award to be half the maximum term. Because of the nature of the vesting as described above, the options were separated into five blocks, with each block having its own vesting period and expected term. Assuming the vesting occurs ratably over the vesting period for each option block, the average vesting term (requisite service period) for each option block was calculated to be 2.54, 3.54, 4.54, 5.54 and 6.54 years for option blocks 1 through 5, respectively. As such, the expected terms were calculated to be 6.27, 6.77, 7.27, 7.77 and 8.27 years, for option blocks 1 through 5, respectively.

The current fair value of the underlying equity was determined to be equal to Avalon’s publicly traded stock price as of the grant dates times the sum of the Class A and Class B common shares outstanding.

The expected volatility was based on the observed volatility of Avalon common stock for a five year period prior to the grant dates. The expected volatility that was used ranged from 60.9% to 61.7% with a weighted average expected volatility of 61.2%. There were no expected dividends and the risk-free interest rate(s), which ranged from 2.06% to 2.28%, were based on yield data for U. S. Treasury securities over a period consistent with the expected term. The following table is a summary of the stock option activity during 2012 and 2011:

	Number of Options Granted	Weighted Average Exercise Price	Weighted Average Fair Value at Grant Date
Outstanding – January 1, 2011	980,000	$2.52	$1,04
Granted in 2011	280,000	2.89	1.20
Options cancelled	(50,000)	3.35	1.42
Forfeited (a)	(450,000)	2.48	1.02
Outstanding – December 31, 2011	760,000	$2.63	$1.09
Granted in 2012	—	—	—
Outstanding – December 31, 2012	760,000	$2.63	$1.09
Options Vested	248,000
Exercisable – December 31, 2012	248,000

(a) 450,000 stock options were forfeited in 2011 due to the resignation of Mr. Steven Berry, Chief Executive Officer, effective February 15, 2011.

The stock options vest and become exercisable based upon achieving two critical metrics as follows:

1) Contract Vesting Term:  The stock options vest ratably over a five year period.

2) The Avalon common stock price traded on a public stock exchange (NYSE Amex) must reach the predetermined vesting price within three years after the options become vested under the Contract Vesting Term

The table below represents the period and predetermined stock price needed for vesting.

	Begins Vesting	Ends Vesting	Predetermined Vesting Price
Block 1	12 mo. after Grant Dates	48 mo. after Grant Dates	$3.43
Block 2	24 mo. after Grant Dates	60 mo. after Grant Dates	$4.69
Block 3	36 mo. after Grant Dates	72 mo. after Grant Dates	$6.43
Block 4	48 mo. after Grant Dates	84 mo. after Grant Dates	$8.81
Block 5	60 mo. after Grant Dates	96 mo. after Grant Dates	$12.07